NET LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Options or Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0		0
Share-based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	328,229	614,114	421,208	634,114	697,201	860,539
Deferred Stock Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of diluted earnings per share	0	117,688	0	117,688